2. Loans: Troubled Debt Restructurings on Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Troubled Debt Restructurings on Financing Receivables

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans ....................	3,745	$ 11,810,926	$ 10,827,585
Real Estate Loans ..................	57	519,530	505,474
Sales Finance Contracts .........	190	450,156	421,242
Total ..................................	3,992	$ 12,780,612	$ 11,754,301

TDRs that subsequently defaulted during the year ended December 31, 2014 are listed below.

	Number of Loans	Pre-Modification Recorded Investment

Consumer Loans ....................	587	$ 1,163,067
Real Estate Loans ..................	4	23,040
Sales Finance Contracts .........	27	54,574
Total ..................................	618	$ 1,240,681

The following table presents a summary of loans that were restructured during the year ended December 31, 2013.

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans ....................	3,976	$ 11,691,878	$ 10,726,908
Real Estate Loans ..................	54	426,551	421,596
Sales Finance Contracts .........	178	354,651	327,626
Total ..................................	4,208	$ 12,473,080	$ 11,476,130

TDRs that subsequently defaulted during the year ended December 31, 2013 are listed below.

	Number of Loans	Pre-Modification Recorded Investment

Consumer Loans ....................	617	$ 1,200,288
Real Estate Loans ..................	3	7,044
Sales Finance Contracts .........	25	22,286
Total ..................................	645	$ 1,229,618